Non-life and Life and Health Reserves - Loss and loss expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of loss and loss expense
Gross liability at beginning of period	$ 1,984,096	$ 2,051,935
Reinsurance recoverable at beginning of period	31,372	42,773
Net liability at beginning of period	1,952,724	2,009,162
Liability acquired related to the acquisition of Aurigen	67,916	0
Net incurred losses	3,840,982	3,248,091	$ 3,157,420
Net losses paid	(396,927)	(331,785)	(250,720)
Effects of foreign exchange rate changes	407,328	(220,207)	(417,605)
Net liability at end of period	2,449,869	1,952,724	2,009,162
Reinsurance recoverable at end of period	40,605	31,372	42,773
Gross liability at end of period	2,490,474	1,984,096	2,051,935
Non Life
Reconciliation of loss and loss expense
Net incurred losses	2,574,768	2,320,820	2,192,999
Life and Health
Reconciliation of loss and loss expense
Net incurred losses	1,266,214	927,271	$ 964,421
Net losses paid	(1,017,673)	(844,156)
Effects of foreign exchange rate changes	$ 180,688	$ (139,553)